Credit Risk - Summary of Modification of Loan Terms (Residential Mortgages) (Detail) - Mortgages - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 305	£ 384
Net modification loss	7	7
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 114	£ 89